Subsequent Events (Details) - USD ($)											2 Months Ended
	Apr. 13, 2026	Jan. 23, 2026	Jan. 21, 2026	Jan. 16, 2026	Jan. 14, 2026	Jan. 12, 2026	Aug. 26, 2025	Mar. 26, 2025	Nov. 14, 2024	May 21, 2024	Aug. 26, 2026	Jun. 30, 2026	Jan. 22, 2026	Dec. 31, 2025	Dec. 23, 2025	Dec. 19, 2025	Dec. 18, 2025	Dec. 16, 2025	Dec. 15, 2025	Dec. 08, 2025	Dec. 03, 2025	Nov. 26, 2025	Nov. 24, 2025	Nov. 17, 2025	Nov. 14, 2025	Oct. 24, 2025	Oct. 21, 2025	Oct. 16, 2025	Oct. 09, 2025	Oct. 06, 2025	Oct. 02, 2025	Dec. 31, 2024
Subsequent Events [Line Items]
Reverse stock split						1-for-5	1-for-3.125		1-for-2	1-for-40
Convertible note offering amount												$ 7,000,000		$ 1,055,420
Aggregate gross proceeds								$ 320,000
Initial conversion price														85.00%
Closing sale price														85.00%
Aggregate cash fee percentage														1.00%
Cash fees												$ 755,238		$ 503,562																		$ 3,838,650
Total number of shares issued					26,218								70
Conversion price per share (in Dollars per share)				$ 15.26									$ 15.26	$ 1.143	$ 15.26	$ 15.26	$ 15.26	$ 18.09	$ 15.26	$ 18.09	$ 18.68	$ 18.63	$ 17.65	$ 24.67	$ 24.67	$ 40.93	$ 42.65	$ 45.33	$ 44.94	$ 64.8	$ 64.8
Convertible Note Transaction [Member]
Subsequent Events [Line Items]
Convertible note offering amount														$ 7,000,000
Cash fees														$ 70,000
Conversion price per share (in Dollars per share)														$ 5.715
Subsequent Events [Member]
Subsequent Events [Line Items]
Reverse stock split	1-for-4.5					1-for-5
Aggregate principal amount		$ 628,642		$ 399,957	$ 399,957
Aggregate gross proceeds			$ 7,000,000
Marketing purposes			2,300,000
Working capital and general corporate purposes			2,600,000
Repayment of certain indebtedness			$ 2,100,000
Total number of shares issued		41,208		26,217	26,217						1,030,000
Conversion price per share (in Dollars per share)		$ 15.26		$ 15.26	$ 15.26
Subsequent Events [Member] | January Note One [Member]
Subsequent Events [Line Items]
Conversion price per share											$ 5.715
Total number of shares issued											250,000
Subsequent Events [Member] | January Note Two [Member]
Subsequent Events [Line Items]
Conversion price per share											$ 4.2585
Total number of shares issued											670,000
Subsequent Events [Member] | January Note Three [Member]
Subsequent Events [Line Items]
Conversion price per share											$ 4.5815
Total number of shares issued											50,000
Subsequent Events [Member] | January Note Four [Member]
Subsequent Events [Line Items]
Aggregate principal amount											$ 4,839,970
Conversion price per share											$ 5.4825
Total number of shares issued											60,000
Subsequent Events [Member] | Convertible Note Transaction [Member]
Subsequent Events [Line Items]
Percentage on interest rate per annum														10.00%